Investments Accounted for Using the Equity Method - Summary of Aggregate Information of the Joint Venture that is Not Individually Material (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of joint ventures [line items]
Net income (loss)	$ 62,249,997	$ 2,244,050	$ 28,651,900	$ 18,268,565
Other comprehensive income (loss)	406,016	14,637	495,313	(4,370,611)
Total comprehensive income (loss)	62,656,013	2,258,687	29,147,213	13,897,954
Joint venture that is not individually material [member]
Disclosure of joint ventures [line items]
Net income (loss)	27,003	973	1,780	(139,137)
Other comprehensive income (loss)			3,881	(3,169)
Total comprehensive income (loss)	$ 27,003	$ 973	$ 5,661	$ (142,306)